OTHER ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
OTHER ADMINISTRATIVE EXPENSES

34)	OTHER ADMINISTRATIVE EXPENSES

	R$ thousands
	Year ended December 31
	2025	2024	2023
Outsourced services	(4,645,744)	(5,063,242)	(4,621,396)
Communication	(651,461)	(667,275)	(859,605)
Data processing	(2,952,896)	(2,485,590)	(2,245,256)
Advertising and marketing	(1,287,243)	(1,178,882)	(1,094,300)
Asset maintenance	(1,216,104)	(1,394,827)	(1,361,129)
Financial system	(1,565,474)	(1,456,682)	(1,625,586)
Rental	(98,853)	(138,169)	(50,968)
Security and surveillance	(463,084)	(535,032)	(588,602)
Transport	(609,484)	(700,702)	(747,356)
Water, electricity and gas	(280,484)	(343,500)	(332,342)
Supplies	(113,387)	(140,124)	(122,965)
Travel	(178,934)	(142,942)	(108,158)
Other	(2,009,226)	(2,335,999)	(2,528,597)
Total	(16,072,374)	(16,582,966)	(16,286,260)